Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Summary of intangible assets, net

	March 31, 2020
	(Unaudited)			December 31, 2019
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Indefinite-lived:
Product formulations	$87.0	$—	$87.0	$109.9	$—	$109.9
Definite-lived:
Customer relationships	$105.0	$(40.3)	$64.7	$105.0	$(38.8)	$66.2
Tradenames	95.1	(20.9)	74.2	95.1	(19.9)	75.2
	$287.1	$(61.2)	$225.9	$310.0	$(58.7)	$251.3

Intangible assets, net consisted of the following:

	December 31
	2019			2018
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Indefinite-lived:
Product formulations	$109.9	$—	$109.9	$109.9	$—	$109.9
Definite-lived:
Customer relationships	$105.0	$(38.8)	$66.2	$105.0	$(31.9)	$73.1
Tradenames	95.1	(19.9)	75.2	95.1	(16.1)	79.0
	$310.0	$(58.7)	$251.3	$310.0	$(48.0)	$262.0